Vanguard GNMA Fund | Annuity:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the 'Fee Table' section of the accompanying prospectus of the insurance company for the annuity program through which Fund shares are offered.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of a pool of mortgages supporting a mortgage-backed security held by the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.79% (quarter ended June 30, 2013 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard GNMA Fund Annuity:) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	(2.22%)	3.95%	4.57%
Vanguard GNMA Fund - Investor Shares Barclays U.S. GNMA Bond Index	(2.12%)	3.99%	4.69%

Vanguard GNMA Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Participant) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of a pool of mortgages supporting a mortgage-backed security held by the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.79% (quarter ended June 30, 2013 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard GNMA Fund Participant) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	(2.22%)	3.95%	4.57%
Vanguard GNMA Fund - Investor Shares Barclays U.S. GNMA Bond Index	(2.12%)	3.99%	4.69%

Vanguard GNMA Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	Vanguard GNMA Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	Vanguard GNMA Fund - Admiral Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of a pool of mortgages supporting a mortgage-backed security held by the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.06%

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.00% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.77% (quarter ended June 30, 2013 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard GNMA Fund Participant:) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Admiral Shares	(2.13%)	4.06%	4.67%
Vanguard GNMA Fund - Admiral Shares Barclays U.S. GNMA Bond Index	(2.12%)	3.99%	4.69%

Vanguard GNMA Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard GNMA Fund Retail) Vanguard GNMA Fund (USD $)	Vanguard GNMA Fund - Investor Shares	Vanguard GNMA Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard GNMA Fund Retail) Vanguard GNMA Fund	Vanguard GNMA Fund - Investor Shares	Vanguard GNMA Fund - Admiral Shares
Management Fees	0.18%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.21%	0.11%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard GNMA Fund Retail) Vanguard GNMA Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard GNMA Fund - Investor Shares	22	68	118	268
Vanguard GNMA Fund - Admiral Shares	11	35	62	141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk, which is a type of call risk, is high for the Fund.

Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of a pool of mortgages supporting a mortgage-backed security held by the Fund.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard GNMA Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.03%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.79% (quarter ended June 30, 2013 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard GNMA Fund Retail) Vanguard GNMA Fund	One Year	Five Years	Ten Years
Vanguard GNMA Fund - Investor Shares	(2.22%)	3.95%	4.57%
Vanguard GNMA Fund - Investor Shares Return After Taxes on Distributions	(3.20%)	2.46%	2.93%
Vanguard GNMA Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.24%)	2.55%	2.95%
Vanguard GNMA Fund - Investor Shares Barclays U.S. GNMA Bond Index	(2.12%)	3.99%	4.69%
Vanguard GNMA Fund - Admiral Shares	(2.13%)	4.06%	4.67%
Vanguard GNMA Fund - Admiral Shares Barclays U.S. GNMA Bond Index	(2.12%)	3.99%	4.69%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard High-Yield Corporate Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Investor Shares	24	74	130	293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests primarily in bonds and loans with medium- and lower-range credit-quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term corporate bonds and loans and moderate for intermediate-term corporate bonds and loans.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.74%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Investor Shares	4.54%	14.89%	6.86%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%

Vanguard High-Yield Corporate Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Admiral Shares
Management Fees	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.13%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Admiral Shares	13	42	73	166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests primarily in bonds and loans with medium- and lower-range credit-quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term corporate bonds and loans and moderate for intermediate-term corporate bonds and loans.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.77%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.47% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.92% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Admiral Shares	4.64%	15.02%	6.98%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%

Vanguard High-Yield Corporate Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund (USD $)	Vanguard High-Yield Corporate Fund - Investor Shares	Vanguard High-Yield Corporate Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund	Vanguard High-Yield Corporate Fund - Investor Shares	Vanguard High-Yield Corporate Fund - Admiral Shares
Management Fees	0.20%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.23%	0.13%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High-Yield Corporate Fund - Investor Shares	24	74	130	293
Vanguard High-Yield Corporate Fund - Admiral Shares	13	42	73	166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor.

The Fund may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Fund may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Fund's advisor. The Fund's high-yield bonds and loans mostly have short- and intermediate-term maturities.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests primarily in bonds and loans with medium- and lower-range credit-quality ratings.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term corporate bonds and loans and moderate for intermediate-term corporate bonds and loans.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High-Yield Corporate Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.74%

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years
Vanguard High-Yield Corporate Fund - Investor Shares	4.54%	14.89%	6.86%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions	1.96%	12.02%	4.15%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.53%	10.67%	4.20%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%
Vanguard High-Yield Corporate Fund - Admiral Shares	4.64%	15.02%	6.98%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term bond funds/corporate bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.35%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Participant) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	(1.37%)	8.52%	5.28%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Barclays U.S. 5-10 Year Credit Bond Index	(2.05%)	9.17%	5.71%

Vanguard Intermediate-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds/corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.38%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.19% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.04% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Participant:) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	(1.27%)	8.64%	5.39%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares Barclays U.S. 5-10 Year Credit Bond Index	(2.05%)	9.17%	5.71%

Vanguard Intermediate-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund	Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	20	64	113	255
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term bond funds/corporate bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.35%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -6.06% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Retail) Vanguard Intermediate-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	(1.37%)	8.52%	5.28%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	(3.19%)	6.48%	3.35%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.42%)	6.06%	3.44%
Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Barclays U.S. 5-10 Year Credit Bond Index	(2.05%)	9.17%	5.71%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	(1.27%)	8.64%	5.39%
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares Barclays U.S. 5-10 Year Credit Bond Index	(2.05%)	9.17%	5.71%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Intermediate-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 1.27%

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Participant) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Investor Shares	(3.09%)	2.89%	4.60%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Barclays U.S. 5-10 Year Treasury Bond Index	(4.68%)	2.97%	4.99%

Vanguard Intermediate-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 1.29%

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.00% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -3.19% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Participant:) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	(2.99%)	3.00%	4.74%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares Barclays U.S. 5-10 Year Treasury Bond Index	(4.68%)	2.97%	4.99%

Vanguard Intermediate-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a moderate and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund (USD $)	Vanguard Intermediate-Term Treasury Fund - Investor Shares	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund	Vanguard Intermediate-Term Treasury Fund - Investor Shares	Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Management Fees	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 5 to 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 1.27%

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.97% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -3.22% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Retail) Vanguard Intermediate-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Intermediate-Term Treasury Fund - Investor Shares	(3.09%)	2.89%	4.60%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	(3.81%)	1.56%	3.09%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.65%)	1.95%	3.15%
Vanguard Intermediate-Term Treasury Fund - Investor Shares Barclays U.S. 5-10 Year Treasury Bond Index	(4.68%)	2.97%	4.99%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares	(2.99%)	3.00%	4.74%
Vanguard Intermediate-Term Treasury Fund - Admiral Shares Barclays U.S. 5-10 Year Treasury Bond Index	(4.68%)	2.97%	4.99%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Investor Shares	23	71	124	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 23.7 years as of January 31, 2011. The Fund uses multiple investment advisors.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term corporate bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisors generally seek to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 6.34%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Participant) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Investor Shares	(5.87%)	8.20%	6.37%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Barclays U.S. Long Credit A or Better Bond Index	(6.79%)	8.12%	6.01%

Vanguard Long-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 23.7 years as of January 31, 2011. The Fund uses multiple investment advisors.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term corporate bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisors generally seek to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 6.36%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.37% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.25% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Participant:) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	(5.77%)	8.32%	6.49%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares Barclays U.S. Long Credit A or Better Bond Index	(6.79%)	8.12%	6.01%

Vanguard Long-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund (USD $)	Vanguard Long-Term Investment-Grade Fund - Investor Shares	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund	Vanguard Long-Term Investment-Grade Fund - Investor Shares	Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.20%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.22%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Investment-Grade Fund - Investor Shares	23	71	124	280
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be intermediate- and long-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund's dollar-weighted average maturity is expected to fall within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 23.7 years as of January 31, 2011. The Fund uses multiple investment advisors.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term corporate bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund. To minimize the impact of call/prepayment risk, the advisors generally seek to purchase bonds that have reasonable protection from being called.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 6.34%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.33% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -8.28% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Retail) Vanguard Long-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Investment-Grade Fund - Investor Shares	(5.87%)	8.20%	6.37%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	(7.99%)	6.02%	4.25%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.12%)	5.63%	4.17%
Vanguard Long-Term Investment-Grade Fund - Investor Shares Barclays U.S. Long Credit A or Better Bond Index	(6.79%)	8.12%	6.01%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares	(5.77%)	8.32%	6.49%
Vanguard Long-Term Investment-Grade Fund - Admiral Shares Barclays U.S. Long Credit A or Better Bond Index	(6.79%)	8.12%	6.01%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 7.56%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Participant) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Investor Shares	(13.03%)	2.19%	5.65%
Vanguard Long-Term Treasury Fund - Investor Shares Barclays U.S. Long Treasury Bond Index	(12.66%)	2.28%	5.94%

Vanguard Long-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Admiral Shares
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 7.59%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.76% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.21% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Participant:) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Admiral Shares	(12.94%)	2.31%	5.79%
Vanguard Long-Term Treasury Fund - Admiral Shares Barclays U.S. Long Treasury Bond Index	(12.66%)	2.28%	5.94%

Vanguard Long-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high and sustainable level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund (USD $)	Vanguard Long-Term Treasury Fund - Investor Shares	Vanguard Long-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund	Vanguard Long-Term Treasury Fund - Investor Shares	Vanguard Long-Term Treasury Fund - Admiral Shares
Management Fees	0.17%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Long-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Long-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 7.56%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -8.24% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Long-Term Treasury Fund Retail) Vanguard Long-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Long-Term Treasury Fund - Investor Shares	(13.03%)	2.19%	5.65%
Vanguard Long-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	(14.42%)	0.30%	3.73%
Vanguard Long-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(7.13%)	1.27%	3.87%
Vanguard Long-Term Treasury Fund - Investor Shares Barclays U.S. Long Treasury Bond Index	(12.66%)	2.28%	5.94%
Vanguard Long-Term Treasury Fund - Admiral Shares	(12.94%)	2.31%	5.79%
Vanguard Long-Term Treasury Fund - Admiral Shares Barclays U.S. Long Treasury Bond Index	(12.66%)	2.28%	5.94%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Federal Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 418% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.34%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	(0.35%)	1.97%	3.16%
Vanguard Short-Term Federal Fund - Investor Shares Barclays U.S. 1-5 Year Government Bond Index	(0.12%)	1.71%	3.15%

Vanguard Short-Term Federal Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Admiral Shares
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 418% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.36%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.91% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.48% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Admiral Shares	(0.25%)	2.07%	3.26%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays U.S. 1-5 Year Government Bond Index	(0.12%)	1.71%	3.15%

Vanguard Short-Term Federal Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund (USD $)	Vanguard Short-Term Federal Fund - Investor Shares	Vanguard Short-Term Federal Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	Vanguard Short-Term Federal Fund - Investor Shares	Vanguard Short-Term Federal Fund - Admiral Shares
Management Fees	0.16%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Federal Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Federal Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 418% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in short-term bonds issued by the U.S. government and its agencies and instrumentalities, many of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Federal Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.34%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.89% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.50% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	(0.35%)	1.97%	3.16%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions	(0.59%)	1.20%	2.10%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.19%)	1.27%	2.07%
Vanguard Short-Term Federal Fund - Investor Shares Barclays U.S. 1-5 Year Government Bond Index	(0.12%)	1.71%	3.15%
Vanguard Short-Term Federal Fund - Admiral Shares	(0.25%)	2.07%	3.26%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays U.S. 1-5 Year Government Bond Index	(0.12%)	1.71%	3.15%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Institutional Shares	7	23	40	90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds/corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relative market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.06% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Institutional) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Institutional Shares	1.10%	5.38%	3.75%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Return After Taxes on Distributions	0.16%	4.20%	2.39%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	0.69%	3.76%	2.40%
Vanguard Short-Term Investment-Grade Fund - Institutional Shares Barclays U.S. 1-5 Year Credit Bond Index	1.24%	5.67%	4.15%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Investment-Grade Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds/corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.79%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Participant) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Investor Shares	0.97%	5.23%	3.61%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Barclays U.S. 1-5 Year Credit Bond Index	1.24%	5.67%	4.15%

Vanguard Short-Term Investment-Grade Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds/corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.82%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.39% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Participant:) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	1.07%	5.34%	3.72%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares Barclays U.S. 1-5 Year Credit Bond Index	1.24%	5.67%	4.15%

Vanguard Short-Term Investment-Grade Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund (USD $)	Vanguard Short-Term Investment-Grade Fund - Investor Shares	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund	Vanguard Short-Term Investment-Grade Fund - Investor Shares	Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Management Fees	0.17%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Investment-Grade Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's or another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally low for short-term bond funds/corporate bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Investment-Grade Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.79%

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -3.42% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Retail) Vanguard Short-Term Investment-Grade Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Investment-Grade Fund - Investor Shares	0.97%	5.23%	3.61%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions	0.09%	4.11%	2.30%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.61%	3.67%	2.31%
Vanguard Short-Term Investment-Grade Fund - Investor Shares Barclays U.S. 1-5 Year Credit Bond Index	1.24%	5.67%	4.15%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares	1.07%	5.34%	3.72%
Vanguard Short-Term Investment-Grade Fund - Admiral Shares Barclays U.S. 1-5 Year Credit Bond Index	1.24%	5.67%	4.15%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Treasury Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Investor Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.14%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.38% (quarter ended March 31, 2008 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Investor Shares	(0.10%)	1.38%	2.78%
Vanguard Short-Term Treasury Fund - Investor Shares Barclays U.S. 1-5 Year Treasury Bond Index	(0.14%)	1.60%	3.10%

Vanguard Short-Term Treasury Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Admiral Shares
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.16%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.41% (quarter ended March 31, 2008 ), and the lowest return for a quarter was -1.30% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant:) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Admiral Shares	none	1.49%	2.90%
Vanguard Short-Term Treasury Fund - Admiral Shares Barclays U.S. 1-5 Year Treasury Bond Index	(0.14%)	1.60%	3.10%

Vanguard Short-Term Treasury Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining limited price volatility.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund (USD $)	Vanguard Short-Term Treasury Fund - Investor Shares	Vanguard Short-Term Treasury Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund	Vanguard Short-Term Treasury Fund - Investor Shares	Vanguard Short-Term Treasury Fund - Admiral Shares
Management Fees	0.17%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Treasury Fund - Investor Shares	20	64	113	255
Vanguard Short-Term Treasury Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Short-Term Treasury Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 0.14%

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.38% (quarter ended March 31, 2008 ), and the lowest return for a quarter was -1.34% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Short-Term Treasury Fund Retail) Vanguard Short-Term Treasury Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Treasury Fund - Investor Shares	(0.10%)	1.38%	2.78%
Vanguard Short-Term Treasury Fund - Investor Shares Return After Taxes on Distributions	(0.28%)	0.80%	1.85%
Vanguard Short-Term Treasury Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.04%)	0.90%	1.84%
Vanguard Short-Term Treasury Fund - Investor Shares Barclays U.S. 1-5 Year Treasury Bond Index	(0.14%)	1.60%	3.10%
Vanguard Short-Term Treasury Fund - Admiral Shares	none	1.49%	2.90%
Vanguard Short-Term Treasury Fund - Admiral Shares Barclays U.S. 1-5 Year Treasury Bond Index	(0.14%)	1.60%	3.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.